Quarterly Results of Operations (Unaudited) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Quarterly Results of Operations (Unaudited) [Abstract]
Total property revenues	$ 122,373	$ 117,226	$ 114,906	$ 111,208	$ 106,703	$ 102,470	$ 98,208	$ 98,347	$ 465,713	$ 405,728	$ 401,550
Income before discontinued operations	14,492	11,767	10,503	12,106	8,260	10,037	13,134	17,542	48,868	49,162	43,279
Net income	17,867	11,085	16,053	12,511	8,628	10,426	13,869	17,859	57,516	50,782	53,739
Net income available to common stockholders	$ 13,937	$ 7,688	$ 10,325	$ 8,418	$ 4,778	$ 6,377	$ 9,482	$ 13,127	$ 40,368	$ 33,764	$ 82,200
Net Income Per Common Share [Abstract]
Basic (in dollars per share)	$ 0.42	$ 0.23	$ 0.32	$ 0.27	$ 0.16	$ 0.21	$ 0.32	$ 0.45	$ 1.24	$ 1.14	$ 3.01
Diluted (in dollars per share)	$ 0.42	$ 0.23	$ 0.32	$ 0.27	$ 0.16	$ 0.21	$ 0.32	$ 0.45	$ 1.24	$ 1.14	$ 2.91
Market price [Abstract]
High (in dollars per share)	$ 148.44	$ 145.40	$ 138.31	$ 124.41	$ 117.12	$ 115.08	$ 113.03	$ 93.98
Low (in dollars per share)	$ 111.25	$ 119.15	$ 122.67	$ 109.98	$ 105.60	$ 92.62	$ 89.23	$ 76.35
Close (in dollars per share)	$ 140.51	$ 120.04	$ 135.29	$ 124.00	$ 114.22	$ 109.44	$ 97.54	$ 89.95	$ 140.51	$ 114.22
Dividends declared (in dollars per share)	$ 1.04	$ 1.04	$ 1.04	$ 1.04	$ 1.03	$ 1.03	$ 1.03	$ 1.03